RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In August 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to ASU 2014-15 “Presentation of Financial Statements - Going Concern (Subtopic 205-40)”. The standard requires an entity’s management to evaluate, for each reporting period, whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued. Additional disclosures are required if management concludes that conditions or events raised substantial doubt about the entity’s ability to continue as a going concern. The adoption of this standard did not have an impact on our Consolidated Financial Statements or related disclosures.

In November 2014, the FASB issued ASU 2014-16 “Derivatives and Hedging”. The guidance provides a methodology for determining the nature of a host contract in a hybrid instrument. The amendment requires an entity to assess the entire hybrid instrument including any embedded derivatives which are being considered for bifurcation. The purpose of the guidance was to eliminate divergence in practice. This methodology was applied by analogy when assessing the nature of the host contract for the “Contingent Units” in the IDR reset (see note 28) for further details. The adoption of this standard had no further impact on our Consolidated Financial Statements or related disclosures.

In February 2015, the FASB issued amendments to ASU 2015-02 “Consolidation (Topic 810): Amendments to the Consolidation Analysis” requires a re-evaluation of all legal entities under the revised consolidation model. Specifically, the amendments:

•	Modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities;

•	Eliminate the presumption that a general partner should consolidate a limited partnership;

•	Affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and

•
Provide a scope exception from consolidation guidance for reporting entities with interest in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The adoption of this guidance did not have a material impact on our Consolidated Financial Statements, Consolidated Statements of Operations and Consolidated Statements of Cash Flows.

In April 2015, the FASB issued amendments to ASU 2015-03 “Interest - Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs”. The guidance requires debt issuance costs related to a recognized liability to be presented in the Balance Sheet as a direct deduction from the debt liability rather than as an asset. We adopted the requirements of ASU 2015-03 for the quarter ended March 31, 2016 and applied this guidance retrospectively to all prior periods presented in our financial statements. Upon adoption the balance of debt was reduced by debt issuance costs which were previously presented as an asset on our Consolidated Financial Statements.

In April 2015, the FASB issued Update 2015-05 “Intangibles - Goodwill and Other - Internal Use Software”. The standard clarifies the circumstances under which a cloud computing customer would account for the arrangement as a license of internal-use software. The adoption of this standard did not have an impact on our Consolidated Financial Statements or related disclosures.

In September 2015, the FASB issued amendments to ASU 2015-16 “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments”. The guidance eliminates the requirement that an acquirer in a business combination account for measurement-period adjustments retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment, including the effect on earnings of any amounts it would have recorded in previous periods if the accounting had been completed at the acquisition date. The guidance is effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2015. Other than the Tundra Acquisition which has not been reflected in our financial statements (see note 2), there were no other acquisitions for which measurement-period adjustments were recognized at separate accounting periods. Thus, the adoption of this standard did not have an impact on our current and previously reported Consolidated Financial Statements or related disclosures.

In March 2016, the FASB issued Update 2016-07 “Investments - Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting”. The update eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence an investor must retrospectively apply equity method accounting as if the equity method had been in effect during all previous periods. A prospective approach is required and the amendment is effective for fiscal years beginning after December 15, 2016. We have elected to early adopt the standard, which did not have an impact on our Consolidated Financial Statements or related disclosures.

In January 2017, the FASB issued ASU 2017-04 “Intangibles - Goodwill and other” which simplifies the test for goodwill impairment. The simplification eliminated “Step 2” from the goodwill impairment test which required companies to compute the implied fair value of goodwill by performing procedures that would be required in business combination for determining the fair value of the assets acquired and liabilities assumed (including unrecognized assets and liabilities). The amendments are effective for the fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, early adoption is permitted. We have elected to early adopt the standard, which did not have an impact an impact on our Consolidated Financial Statements or related disclosures.

Accounting pronouncements that have been issued but not adopted

In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts With Customers (Topic 606)”. and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces a new concept of “series provision” which provides accounting guidance for entities that engage in repetitive service contracts. There are also new requirements which impact the timing of costs that are reimbursed at the start or near the inception of a contract. The guidance is effective from 1 January 2018 and provides for enhanced disclosures. It may be applied retrospectively to each prior period presented subject to “practical expedients (“full retrospective) or a cumulative-effect adjustment as of the date of adoption (“modified retrospective approach”).

Management are currently assessing whether any services provided, over and above a bareboat charter, need to be accounted for on a different time basis than the underlying contract. Depending on the conclusion, the timing of the revenue could differ, however, the total amount earned from time charter contracts over all periods will remain the same. We expect to finalize our assessment in the second half of the year.

In March 2016, the FASB issued guidance to ASU 2016-02 “Leases (Topic 842)” This update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements regarding timing and uncertainty of cash flows arising from leases. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions.The standard will be effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years, and early adoption is permitted. We are currently in the process of evaluating the impact of this guidance on our Consolidated Financial Statements and related disclosures.

In January 2017, the FASB issued guidance to ASU 2017-01 “Business Combinations (Topic 805): Clarifying the Definition of a Business”. The amendments provide guidance on evaluating whether transactions should be accounted for as an asset acquisition or a business combination (or disposal). The guidance requires that in order to be considered a business, a transaction must include, at a minimum, an input and a substantial process that together significantly contribute to the ability to create output. The guidance removes the evaluation of whether a market participant could replace the missing elements. The revised guidance is effective for annual reporting periods beginning after 15 December 2017, including interim reporting periods within those annual reporting periods. The amendments are to be applied prospectively. Preliminarily, we believe that this could impact the accounting for transactions with Golar LNG and are currently evaluating the impact that the guidance will have on future transactions.

In January 2016, the FASB issued amendments to ASU 2016-01 “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, which made targeted improvements to the recognition, measurement, presentation, and disclosure of financial instruments. The update changes how entities measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The guidance also provides for enhanced disclosures. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. We are currently in the process of evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09 “Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. This standard primarily requires the recognition of excess tax benefits for share-based awards in the statement of operations and the classification of excess tax benefits as an operating activity within the statement of Cash Flows. The guidance allows an entity to elect to account for forfeitures when they occur. The new standard is effective for annual reporting periods beginning after December 15, 2016. We are currently in the process of evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In March 2016, the FASB issued Update 2016-06 “Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments” which clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The entities will be effective for financial statements after December 15, 2016 and interim periods within those fiscal years. The amendments should be applied on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. We are currently in the process of evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard outlines an approach for estimating credit losses on certain types of financial instruments and modifies the impairment model for available for sale debt securities. The guidance will be effective from January 1, 2020 with early adoption permitted. We have not yet commenced assessing the impact of this standard on our Consolidated Financial Statements and related disclosures.

In August 2016, the FASB issued guidance to ASU 2016-15 “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments”. The guidance addresses eight cash flow related issues including distributions received from equity investees.The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods therein. Early adoption is permitted. We are currently in the process of evaluating the impact of this guidance on our Consolidated Statements of Cash Flows.

In October 2016, the FASB issued guidance to ASU2016-16 “Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory” to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. The impact would be that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Consequently, the amendments in this update eliminate the exception for an intra-entity transfer of an asset other than inventory. The amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. We are currently in the process of evaluating the impact of this guidance on our Consolidated Financial Statements and related disclosures.

In November 2016, the FASB issued guidance to ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts described as restricted cash or restricted cash equivalents. In essence amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the cash flow. The amendments are effective for fiscal years beginning after December 15, 2017, and interim periods therein. Early adoption is permitted, including adoption in an interim period. The adoption of this guidance will not have a material impact on our Consolidated Statement of Cash Flows.

In February 2017, the FASB issued Update 2017-05 “Other Income - Gains and Losses from the Derecognition of Non-Financial Assets”. The guidance provides clarification on the definition of “in substance non-financial assets”, the scope exemption with ASC 610 and partial sales of non-financial assets. The guidance is effective for periods beginning after December 15, 2017. We are currently in the process of evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.